UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		"WASHINGTON, D.C. 20549"

		FORM 13F
          FORM 13F COVER PAGE
"Report for the Calendar Year or Quarter Ended: September 30, 2012"
Check here if Amendment [   ]; Amendment Number: 1

This Amendment (Check only one.):[   ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Menlo Advisors LLC
Address:       800 Oak Grove Avenue
               Suite 205
"              Menlo Park, CA 94025"

13F File Number:  28-10719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kent R. Seymour
Title:         President
Phone:         650-688-0300
"Signature, Place, and Date of Signing:"

"    Kent R. Seymour    Menlo Park, CA     OCT 10, 2012"

Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      29


"Form 13F Information Table Value Total:      $115,395"


List of Other Included Managers:

NONE

                                        	       FORM 13F INFORMATION TABLE
                                                                                                            Voting Authority
                                                                          FORM 13F INFORMATION TABLE
                                                                                                             Voting Authority
                                Title of                       Value     Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                  class               CUSIP      (x$1000)  Prn Amt  Prn Call Dscretn  Managers Sole Shared None
------------------------------  ----------------    ---------  --------  -------- --- ---- -------  ----------------------------
------------------------------  ----------------    ---------  --------  -------- --- ---- -------  ----------------------------
ABBOTT LABORATORIES             COM                 002824100       7102    103590 SH      SOLE                  0      0  103590
ACCURAY INC                     COM                 004397105        394     55600 SH      SOLE                  0      0   55600
ADVISORSHRS ACTV BEAR ETF       ACTIV BEAR ETF      00768Y883        1107    52700 SH      SOLE                  0      0   52700
AMERICAN INTL GROUP NEW         COM NEW             026874784       5339    162821 SH      SOLE                  0      0  162821
APPLE INC                       COM                 037833100       5247      7865 SH      SOLE                  0      0    7865
BERKSHIRE HATHAWAY CL B         CL B NEW            084670702      10303    116816 SH      SOLE                  0      0  116816
BROOKFLD AST MGMT VT SH A       CL A LTD VT SH      112585104        4679   135570 SH      SOLE                  0      0  135570
C V S CAREMARK CORP             COM                 126650100        4532    93590 SH      SOLE                  0      0   93590
CHEVRON CORPORATION             COM                 166764100        3347    28717 SH      SOLE                  0      0   28717
CISCO SYSTEMS INC               COM                 17275r102        3979   208401 SH      SOLE                  0      0  208401
CORNING INC                     COM                 219350105        4469   339830 SH      SOLE                  0      0  339830
GENERAL GROWTH PPTYS NEW        COM                 370023103        3128   160555 SH      SOLE                  0      0  160555
GOOGLE INC CLASS A              CL A                38259p508        4799     6360 SH      SOLE                  0      0    6360
HARRIS CORPORATION              COM                 413875105        6076   118635 SH      SOLE                  0      0  118635
HARTFORD FINL SVCS GRP          COM                 416515104        4207   216430 SH      SOLE                  0      0  216430
HOWARD HUGHES CORP              COM                 44267d107        2029    28551 SH      SOLE                  0      0   28551
ISHARES BRCLYS BD  1-3 YR       BARCLYS 1-3YR CR    464288646        2015    19055 SH      SOLE                  0      0   19055
ISHARES BRCLYS BD INTER         BARCLYS INTER CR    464288638         673     6040 SH      SOLE                  0      0    6040
LEUCADIA NATIONAL CORP          COM                 527288104        3789   166540 SH      SOLE                  0      0  166540
LINKEDIN CORP                   COM CL A            53578a108         207     1720 SH      SOLE                  0      0    1720
MKT VCTRS TR GLD MINRS FD       GOLD MINER ETF      57060u100        5516   102730 SH      SOLE                  0      0  102730
MEDTRONIC INC                   COM                 585055106        3064    71060 SH      SOLE                  0      0   71060
MICROSOFT CORP                  COM                 594918104        4390   147499 SH      SOLE                  0      0  147499
SPDR GOLD TR SHARES             GOLD SHS            78463v107        6186    35987 SH      SOLE                  0      0   35987
STAPLES INC                     COM                 855030102        1782   154675 SH      SOLE                  0      0  154675
SUPERIOR ENERGY SERVICES        COM                 868157108        2057   100255 SH      SOLE                  0      0  100255
VODAFONE GR NEW ADR SPON        SPONS ADR NEW       92857w209        5659   198548 SH      SOLE                  0      0  198548
WSDMTREE EMRG MKTS EQ INC       EMERG MKTS ETF      97717w315        4436    82655 SH      SOLE                  0      0   82655
YAHOO INC                       COM                 984332106        4884   305705 SH      SOLE                  0      0  305705

